Trade payables and accrued liabilities (Details) - CAD ($)	Sep. 30, 2020	Dec. 31, 2019
Trade payables and accrued liabilities
Trade payables	$ 499,925	$ 693,502
Due to related parties (Note 18)	398	275,512
Accrued liabilities	2,032,961	1,159,212
Trade payables and accrued liabilities	$ 2,533,284	$ 2,128,226